Share Capital - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands	Mar. 12, 2021	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Classes Of Share Capital [Line Items]
Ordinary shares consolidation	1.74
Par value (in dollars per share)	$ 0.0001
Value of share capital	$ 50,000	$ 76,560	$ 76,560
Ordinary Shares
Disclosure Of Classes Of Share Capital [Line Items]
Par value (in dollars per share)	$ 0.000174	$ 0.000174